Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital	Share premium	Retained earnings
Balance at Dec. 31, 2017	$ 277,440	$ 20	$ 233,441	$ 43,979
Profit for the year	8,410			8,410
Balance at Dec. 31, 2018	285,850	20	233,441	52,389
Profit for the year	30,154			30,154
Balance at Dec. 31, 2019	316,004	20	233,441	82,543
Profit for the year	11,669			11,669
Dividends paid	(33,881)			(33,881)
Balance at Dec. 31, 2020	$ 293,792	$ 20	$ 233,441	$ 60,331